Business segment information (Tables)	12 Months Ended
Mar. 31, 2021
Accounting Policies [Abstract]
Percentage of net sales

The following table sets forth the percentage of net sales for each of the product lines mentioned above for the fiscal years ended March 31, 2019, 2020, and 2021:

	Year ended March 31,
Product Line	2019	2020	2021
Scales and Others	67%	45%	42%
Pet Electronics Products	14%	48%	51%
Rental and Management	19%	7%	7%
Total	100%	100%	100%

Business segment financial information

Summarized financial information by business segment as of March 31, 2019, 2020 and 2021 is as follows:

	Net sales	Cost of Revenue	Operating income / (loss)	Identifiable assets as of March 31,	Depreciation and amortization	Capital expenditure
	$ in thousands	$ in thousands	$ in thousands	$ in thousands	$ in thousands	$ in thousands

2019
Scales and Others	6,686	4,340	(74)	8,244	540	236
Pet Electronics Products	1,410	915	(16)	1,739	115	67
Rental and Management	1,896	780	(450)	4,716	479	289

Total operating segments	9,992	6,035	(540)	14,699	1,134	592
Corporate	—	—	—	7,787	—	—

Group	9,992	6,035	(540)	22,486	1,134	592

2020
Scales and Others	5,936	3,194	548	5,026	325	543
Pet Electronics Products	6,259	1,757	767	5,298	343	572
Rental and Management	901	739	(953)	4,026	437	9

Total operating segments	13,096	5,690	362	14,350	1,105	1,124
Corporate	—	—	—	9,851	—	—

Group	13,096	5,690	362	24,201	1,105	1,124

2021
Scales and Others	6,555	2,283	1,010	4,591	285	142
Pet Electronics Products	8,002	2,834	1,118	5,700	354	176
Rental and Management	1,033	823	(922)	4,096	442	382

Total operating segments	15,590	5,940	1,206	14,387	1,081	700
Corporate	—	—	—	11,255	—	—

Group	15,590	5,940	1,206	25,642	1,081	700

Total property plant and equipment

Property, plant and equipment, net by geographical areas are as follows:

	March 31,	March 31,
	2020	2021
	$ in thousands	$ in thousands
Hong Kong	797	750
The PRC	8,642	8,750

Property, plant and equipment, net	9,439	9,500

Geographic net export sales

The following is a summary of net revenue by geographical areas constituting 10% or more of total revenue of the Company for the years ended March 31, 2019, 2020 and 2021:

	Year ended March 31,
	2019		2020		2021
	$ in thousands	%	$ in thousands	%	$ in thousands	%

United States	3,184	32	7,453	57	9,732	62
Germany	3,760	38	3,613	28	3,666	24
The PRC	2,265	23	1,288	10	1,403	9

	9,209	93	12,354	95	14,801	95

Customer geographic net export sales

The following is a summary of net revenue by customers constituting 10% or more of total revenue of the Company for the years ended March 31, 2019, 2020 and 2021:

		Year Ended March 31,
		2019		2020		2021
Customers	Segment	$ in thousands	%	$ in thousands	%	$ in thousands	%
Customer A	Scales	3,715	37	3,573	27	3,633	23
Customer C	Scales	1,225	12	1,239	9	1,386	9
Customer B	Scales and Pet Electronics Products	1,027	10	313	2	619	4
Customer E	Rental and Management	996	10	—	—	—	—
		&boxh;&boxh;&boxh;&boxh;&boxh;&boxh;&boxh;	&boxh;&boxh;&boxh;	&boxh;&boxh;&boxh;&boxh;&boxh;&boxh;&boxh;	&boxh;&boxh;&boxh;	&boxh;&boxh;&boxh;&boxh;&boxh;&boxh;&boxh;	&boxh;&boxh;&boxh;
		6,963	69	5,125	38	5,638	36
		&boxH;&boxH;&boxH;&boxH;&boxH;&boxH;&boxH;	&boxH;&boxH;&boxH;	&boxH;&boxH;&boxH;&boxH;&boxH;&boxH;&boxH;	&boxH;&boxH;&boxH;	&boxH;&boxH;&boxH;&boxH;&boxH;&boxH;&boxH;	&boxH;&boxH;&boxH;